Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Other revenue	$ 0	$ 63	$ 0	$ 462
Total revenue, net	5,821	4,458	19,624	22,355
Operating expenses
Cost of revenues (excluding depreciation and amortization)	3,488	3,340	13,670	12,233
Depreciation and amortization	1,094	1,571	5,540	7,128
Compensation and related taxes	2,249	1,999	7,349	10,575
Professional and consulting fees	1,911	1,155	2,939	5,420
General and administrative	1,301	654	3,036	4,605
Loss on contingency			217	0
Gain on extinguishment - non-debt related	0	(375)	(375)	0
Impairment of cryptocurrencies	0	48	285	6,026
Impairment of property and mining equipment			0	95
Unrealized gain on fair value of cryptocurrency, net	(109)	0
Realized gain on sale of cryptocurrencies	(62)	(119)	(351)	(3,998)
Total operating expenses	9,872	8,273	32,310	42,084
Gain (loss) on disposal of property and equipment	0	1,198	1,059	(16)
Loss from operations	(4,051)	(2,617)	(11,627)	(19,745)
Other income (expense)
Loss on extinguishment of debt			(25,081)	(51,079)
Debt issuance costs			(4,000)	0
Change in fair value of warrant liability and warrant derivative	3,367	(1,790)	59,662	22,948
Gain on termination of warrant			0	139
Other income, net of other expense			453	200
Interest expense, net	(6,955)	(6,594)	(34,001)	(14,367)
Total other income (expense)	(3,588)	(8,384)	(2,967)	(42,159)
Loss before income taxes	(7,639)	(11,001)	(14,594)	(61,904)
Income tax expense (benefit)	(1,161)	230	4,063	(298)
Net loss	$ (6,478)	$ (11,231)	$ (18,657)	$ (61,606)
Basic net loss per share	$ (0.1)	$ (0.21)	$ (0.34)	$ (1.28)
Diluted net loss per share	$ (0.1)	$ (0.21)	$ (0.34)	$ (1.28)
Basic weighted average number of shares outstanding	67,663,377	53,828,655	54,769,568	48,044,313
Diluted weighted average number of shares outstanding	67,663,377	53,828,655	54,769,568	48,044,313
Cryptocurrency mining revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	$ 3,220	$ 1,614	$ 9,137	$ 13,477
Mining services revenue [Member]
Revenue
Cryptocurrency mining revenue, net of mining pool operator fees	$ 2,601	$ 2,781	$ 10,487	$ 8,416